Critical and Significant Accounting Policies (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Corridor percentage considered for amortization of accumulated actuarial gains and losses	10.00%
Cash and Cash Equivalents
Noncash capital expenditures	$ 124
Minimum
Depreciation, Amortization and Accretion, Net [Abstract]
Finite-lived intangible assets, including capitalized software costs	3 years
Maximum
Depreciation, Amortization and Accretion, Net [Abstract]
Finite-lived intangible assets, including capitalized software costs	18 years
Buildings and improvements | Minimum
Depreciation, Amortization and Accretion, Net [Abstract]
Estimated useful life	5 years
Buildings and improvements | Maximum
Depreciation, Amortization and Accretion, Net [Abstract]
Estimated useful life	40 years
Machinery and equipment | Minimum
Depreciation, Amortization and Accretion, Net [Abstract]
Estimated useful life	2 years
Machinery and equipment | Maximum
Depreciation, Amortization and Accretion, Net [Abstract]
Estimated useful life	20 years
Capitalized Software | Minimum
Depreciation, Amortization and Accretion, Net [Abstract]
Estimated useful life	3 years
Capitalized Software | Maximum
Depreciation, Amortization and Accretion, Net [Abstract]
Estimated useful life	7 years